Commitments and Contingencies (Details Textual) (USD $)	0 Months Ended	3 Months Ended		12 Months Ended
	Jan. 01, 2010 sqft	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Area Of Rental Square Feet Of Office Space	6,000
Lease Commenced Date		Jan. 01, 2010
Lease Extension Date		Feb. 21, 2012
Lease Expiration Date		Dec. 31, 2014
Operating Monthly Rent Expense	$ 3,375
Operating Leases, Rent Expense, Net		$ 10,125	$ 10,125	$ 40,500	$ 40,500